CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss)
December 31, 2012 at Dec. 31, 2012	$ 2,917,500,000	$ 0	$ 3,510,000,000	$ (565,600,000)	$ (26,900,000)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	156,400,000			156,400,000
Other comprehensive loss	46,400,000				46,400,000
Dividends paid	(479,700,000)			(479,700,000)
Stock-based employee compensation charges, net of tax of $0	19,700,000		19,700,000
Proceeds from employee stock purchase plan	2,800,000		2,800,000
Hertz Holdings common shares issued to Directors	1,700,000		1,700,000
June 30, 2013 at Jun. 30, 2013	$ 2,572,000,000	$ 0	$ 3,534,200,000	$ (888,900,000)	$ (73,300,000)